Loans - Schedule of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about borrowings [line items]
Past due loans	$ 5,683	$ 5,796
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	3,380	3,354
Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	977	937
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	799	822
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	527	$ 683
Current [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	4,200
Current [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	2,493
Current [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	779
Current [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	512
Current [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	416
Later than one months and not later than three months [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	1,379
Later than one months and not later than three months [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	887
Later than one months and not later than three months [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	198
Later than one months and not later than three months [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	183
Later than one months and not later than three months [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	111
Later than three months [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	104
Later than three months [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	0
Later than three months [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	0
Later than three months [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	104
Later than three months [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	$ 0